Filed Via EDGAR

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

July 2, 2008

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "SLUS")
Registration Statement on Form N-4 ("Registration Statement")
File No. 333-83362

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a post-effective amendment to Registration Statement on Form N-4 of Sun Life of Canada (U.S.) Variable Account F.  The post-effective amendment is filed for the purpose of increasing the percentage of each Purchase Payment the Company credits to Contracts as bonus interest.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issue.  A courtesy copy of this letter, the supplement, a redlined Statement of Additional Information and redlined Part C will be provided to the Commission Staff under separate cover.  The redlined documents highlight the differences between the materials now filed and those filed with Post-Effective Amendment 17 on May 1, 2008.

Should you have any questions regarding this filing, please contact the undersigned at (781) 237-6402.

Respectfully yours,

/Sandra M. DaDalt/

Sandra M. DaDalt
Assistant Vice President and Senior Counsel